FINANCIAL STATEMENTS SCHEDULE I - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 10,011,533	$ 1,431,630	¥ 13,465,442		¥ 12,333,884
Short-term investment	15,620,892	2,233,758	8,848,447
Investments in equity investees including subsidiaries and VIE, and amounts due from subsidiaries and VIE | ¥	1,951,910		1,871,337
Prepayments and other current assets	5,102,997	729,719	4,329,664
TOTAL ASSETS	91,023,997	13,016,257	92,340,330
LIABILITIES AND EQUITY
Convertible senior notes | ¥	124,114		7,270,081
Short-term bank borrowings | ¥	10,934,419		9,513,958
Total Liabilities	23,887,584	3,415,877	29,665,497
Shareholders' equity:
Ordinary shares (US$0.0001 par value; 10,000,000,000 shares authorized; 810,339,182 shares issued and 798,622,719 shares outstanding as of December 31, 2024; 795,528,169 shares issued and 790,812,316 shares outstanding as of December 31, 2025)	513	73	523
Additional paid-in capital	24,000,698	3,432,054	24,389,905
Treasury shares, at cost (7,774,535 and 1,801,637 shares as of December 31, 2024 and 2025, respectively)	(254,480)	(36,390)	(1,131,895)
Retained earnings	42,918,864	6,137,316	39,098,553
Accumulated other comprehensive loss	(281,266)	(40,220)	(294,694)
Total Equity	67,136,413	9,600,380	62,674,833		60,280,408	¥ 54,472,470
TOTAL LIABILITIES AND EQUITY	¥ 91,023,997	$ 13,016,257	¥ 92,340,330
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, share authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, shares issued	795,528,169	795,528,169	810,339,182	810,339,182
Ordinary shares, shares outstanding	790,812,316	790,812,316	798,622,719	798,622,719
Treasury shares, at cost	1,801,637	1,801,637	7,774,535	7,774,535
Nonrelated Party
LIABILITIES AND EQUITY
Other current liability	¥ 6,288,714	$ 899,273	¥ 6,571,492
Reportable Legal Entities | ZTO EXPRESS (CAYMAN) INC.
ASSETS
Cash and cash equivalents	553,021	79,081	1,082,454	$ 154,789	¥ 8,881	¥ 70,937
Short-term investment	1,916,241	274,019	222,293
Investments in equity investees including subsidiaries and VIE, and amounts due from subsidiaries and VIE	64,716,810	9,254,380	68,088,895
Prepayments and other current assets	16,806	2,404	8,693
TOTAL ASSETS	67,202,878	9,609,884	69,402,335
LIABILITIES AND EQUITY
Dividends payable	19,659	2,811	14,134
Convertible senior notes	124,114	17,748	7,270,081
Short-term bank borrowings	559,448	80,000
Total Liabilities	818,549	117,051	7,339,943
Shareholders' equity:
Ordinary shares (US$0.0001 par value; 10,000,000,000 shares authorized; 810,339,182 shares issued and 798,622,719 shares outstanding as of December 31, 2024; 795,528,169 shares issued and 790,812,316 shares outstanding as of December 31, 2025)	513	73	523
Additional paid-in capital	24,000,698	3,432,054	24,389,905
Treasury shares, at cost (7,774,535 and 1,801,637 shares as of December 31, 2024 and 2025, respectively)	(254,480)	(36,390)	(1,131,895)
Retained earnings	42,918,864	6,137,316	39,098,553
Accumulated other comprehensive loss	(281,266)	(40,220)	(294,694)
Total Equity	66,384,329	9,492,833	62,062,392
TOTAL LIABILITIES AND EQUITY	¥ 67,202,878	$ 9,609,884	¥ 69,402,335
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, share authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, shares issued	795,528,169	795,528,169	810,339,182	810,339,182
Ordinary shares, shares outstanding	790,812,316	790,812,316	798,622,719	798,622,719
Treasury shares, at cost	1,801,637	1,801,637	7,774,535	7,774,535
Reportable Legal Entities | ZTO EXPRESS (CAYMAN) INC. | Nonrelated Party
LIABILITIES AND EQUITY
Other current liability	¥ 115,328	$ 16,492	¥ 55,728